Goodwill and Other Intangible Assets (Summary of Key Assumptions, Change In Retail Segment Recoverable Amount) (Detail)	Dec. 31, 2025
Carrying Amount Change Recoverable Amount [Member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [Line Items]
Percentage of recoverable carrying amount	12.00%